TETON Westwood Intermediate Bond Fund

A series of The TETON Westwood Funds

SUMMARY PROSPECTUS January 27, 2017, As Amended July 5, 2017

Class AAA (WEIBX), Class A (WEAIX), C (WECIX), I (WEIIX)

Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information (“SAI”), which contain more information about the Fund and its risks. You can find the Fund’s Prospectus and SAI and other information about the Fund online at www.gabelli.com. You can also get this information at no cost by calling 800-422-3554 or by sending an email request to info@gabelli.com. The Fund’s Prospectus and SAI, both dated January 27, 2017, as amended July 5, 2017, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.

Fees and Expenses of the Intermediate Bond Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Bond Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Intermediate Bond Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” of the Intermediate Bond Fund’s statutory prospectus and in the section entitled, “Purchase and Redemption of Shares” of the Intermediate Bond Fund’s Statement of Additional Information (“SAI”).

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares	Class T Shares(1)
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.00%	None	None	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Redemption Fee or Exchange Fees	None	None	None	None	2.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.35%	1.00%	None	0.25%
Other Expenses	0.57%	0.57%	0.57%	0.57%	0.57%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.44%	1.54%	2.19%	1.19%	1.44%
Less Fee Waiver and/or Expense Reimbursement(2)	(0.42)%	(0.42)%	(0.42)%	(0.42)%	(0.42)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.02%	1.12%	1.77%	0.77%	1.02%

(1)	Class T shares are not currently offered for sale.
(2)

Teton Advisors, Inc. (the “Adviser”) has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Intermediate Bond Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.00% for Class AAA shares, 1.10% for Class A shares, 1.75% for Class C shares,

0.75% for Class I shares, and 1.00% for Class T shares. Under this same arrangement, the Intermediate Bond Fund will carry forward, for a period not to exceed two years from the date that an amount is waived, any fees in excess of the expense limitation and repay the Adviser such amount provided the Intermediate Bond Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment. The fee waiver and/or expense reimbursement arrangement will continue until at least January 31, 2018 (for Class T shares, for at least one year from the commencement of offering of Class T shares) and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Expense Example

This example is intended to help you compare the cost of investing in the Intermediate Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Intermediate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Intermediate Bond Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$104	$414	$747	$1,688
Class A Shares	$510	$827	$1,168	$2,127
Class C Shares	$280	$645	$1,136	$2,491
Class I Shares	$79	$336	$614	$1,406
Class T Shares	$351	$654	$978	$1,896

You would pay the following expenses if you did not redeem your shares of the Intermediate Bond Fund:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$104	$414	$747	$1,688
Class A Shares	$510	$827	$1,168	$2,127
Class C Shares	$180	$645	$1,136	$2,491
Class I Shares	$79	$336	$614	$1,406
Class T Shares	$351	$654	$978	$1,896

Portfolio Turnover

The Intermediate Bond Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Intermediate Bond Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Intermediate Bond Fund’s performance. During the most recent fiscal year, the Intermediate Bond Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions the Intermediate Bond Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in bonds of various types and with various maturities. The Intermediate Bond Fund focuses on investment grade bonds of domestic corporations and governments. Investment grade debt securities are securities rated in the four highest ratings categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”).

Although there are no restrictions on the maximum or minimum maturity of any individual fixed income security that the Intermediate Bond Fund may invest in, generally the Intermediate Bond Fund will have a dollar weighted average maturity of three to ten years. The Intermediate Bond Fund may also invest in other types of investment grade debt securities, including debentures, notes, convertible debt securities, municipal securities, mortgage-related securities, and certain collateralized and asset-backed securities. The Intermediate Bond Fund will seek to maintain an average rating of AA or better by Standard & Poor’s Ratings Services, a division of McGraw-Hill Companies, (“Standard & Poor’s”), or comparable quality for the securities in its portfolio.

In selecting securities for the Intermediate Bond Fund, the Westwood Management Corp., the Intermediate Bond Fund’s sub-adviser (the “Sub-Adviser”), focuses both on the fundamentals of particular issuers and yield curve positioning. The Sub-Adviser seeks to earn risk-adjusted returns superior to those of the Barclays Government/Credit Bond Index over time. The Sub-Adviser invests 80% to 100% of the Fund’s assets in debt securities and the remainder in cash or cash equivalents. The Sub-Adviser has disciplines in place that serve as sell signals such as a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

Principal Risks

You may want to invest in the Fund if:

•	you are seeking current income consistent with the maintenance of principal and liquidity
•	you are conservative in your investment approach
•	you are seeking exposure to investment grade bonds as part of your overall investment strategy

The Intermediate Bond Fund’s share price will fluctuate with changes in prevailing interest rates and the market value of the Intermediate Bond Fund’s portfolio securities. Your investment in the Intermediate Bond Fund is not guaranteed; you may lose money by investing in the Intermediate Bond Fund. When you sell Intermediate Bond Fund shares, they may be worth more or less than what you paid for them.

Investing in the Intermediate Bond Fund involves the following risks:

•

Credit Risk.    The Intermediate Bond Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Intermediate Bond Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Intermediate Bond Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

•

Interest Rate Risk.    The Intermediate Bond Fund’s investments in fixed income securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Intermediate Bond Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

•

Management Risk.    If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Intermediate Bond Fund holds, then the value of the Intermediate Bond Fund’s shares may decline.

•

Pre-Payment Risk.    The Intermediate Bond Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Intermediate Bond Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Intermediate Bond Fund may be unable to recoup all of its initial investment and will suffer from having to invest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Intermediate Bond Fund’s income, total return, and share price.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Intermediate Bond Fund by showing changes in the Intermediate Bond Fund’s performance from year to year, and by showing how the Intermediate Bond Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Intermediate Bond Fund’s past performance (before and after taxes) does not predict how the Intermediate Bond Fund will perform in the future. Updated information on the Intermediate Bond Fund’s results can be obtained by visiting www.gabelli.com.

TETON WESTWOOD INTERMEDIATE BOND FUND

(Total returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 5.06% (quarter ended December 31, 2008) and the lowest return for a quarter was (2.86)% (quarter ended December 31, 2016).

Average Annual Total Returns (for the years ended December 31, 2016, with maximum sales charge, if applicable)	Past One Year	Past Five Years	Past Ten Years
TETON Westwood Intermediate Bond Fund Class AAA Shares
Return Before Taxes	1.45%	0.72%	2.88%
Return After Taxes on Distributions	0.63%	(0.01)%	2.00%
Return After Taxes on Distributions and Sale of Fund Shares	0.87%	0.28%	1.93%
TETON Westwood Intermediate Bond Fund Class A Shares
Return Before Taxes	(2.72)%	(0.21)%	2.35%
Class C Shares
Return Before Taxes	(0.29)%	(0.03)%	2.29%
Class I Shares (commenced operations on January 11, 2008)
Return Before Taxes	1.80%	0.97%	3.10%
Index (reflects no deduction for fees, expenses or taxes)
Bloomberg Barclays Government/Credit Bond Index	3.05%	2.29%	4.40%

The returns shown for Class I shares prior to its inception date are those of the Class A shares of the Intermediate Bond Fund. No returns are shown for Class T shares since Class T shares were not offered prior to the date of this prospectus. All classes of the Intermediate Bond Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Intermediate Bond Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Intermediate Bond Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including “Roth’’ IRAs and SEP IRAs (collectively, “IRAs”).

Management

The Adviser. Teton Advisors, Inc.

The Sub-Adviser. Westwood Management Corp.

The Portfolio Manager. Mr. Mark R. Freeman, CFA, Executive Vice President and Chief Investment Officer of the Sub-Adviser, has served as portfolio manager for the Intermediate Bond Fund since 1999.

Purchase and Sale of Fund Shares

The minimum initial investment for Class AAA, Class A, Class C, and Class T (when offered) shares is $1,000 ($250 for IRAs or Coverdell Education Savings Plans). There is no minimum initial investment for Class AAA, Class A, Class C, and Class T shares in an automatic monthly investment plan. Class T shares are not currently offered for sale.

Class I shares are available to investors with a minimum investment of $500,000 and purchasing shares directly through G.distributors, LLC, the Intermediate Bond Fund’s distributor (“G.distributors” or the “Distributor”), or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares. The Distributor reserves the right to waive or change minimum investment amounts. There is no minimum for subsequent investments.

You can purchase or redeem the Intermediate Bond Fund’s shares on any day the New York Stock Exchange (“NYSE”) is open for trading ( a “Business Day”). You may purchase or redeem Intermediate Bond Fund shares by written request via mail (The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308), personal delivery or overnight delivery (The Gabelli Funds, c/o BFDS, 30 Dan Road, Canton, MA 02021-2809), Internet, bank wire, or Automated Clearing House (“ACH”) system. You may also purchase Intermediate Bond Fund shares by telephone, if you have an existing account with banking instructions on file, or redeem at 800-GABELLI (800-422-3554).

Intermediate Bond Fund shares can also be purchased or sold through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Distributor. The broker-dealer or other financial intermediary will transmit these transaction orders to the Intermediate Bond Fund on your behalf and send you confirmation of your transactions and periodic account statements showing your investments in the Intermediate Bond Fund.

Tax Information

The Intermediate Bond Fund expects that distributions will generally be taxable as ordinary income or long term capital gains to taxable investors.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Intermediate Bond Fund through a broker-dealer or other financial intermediary (such as a bank), the Intermediate Bond Fund and its related companies may pay the intermediary for the sale of Intermediate Bond Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Intermediate Bond Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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